Income Taxes (Details) (USD $)	12 Months Ended							0 Months Ended
	Dec. 31, 2014 jurisdiction	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Feb. 22, 2008
Income taxes
Number of tax jurisdictions	2
Components of loss before income taxes
Loss before income tax expenses (benefits)	$ (61,506,000)	$ (37,844,000)	$ (104,037,000)
Loss from non-China operations	(54,073,000)	(13,341,000)	(2,950,000)
Loss from China operations	(7,433,000)	(24,503,000)	(101,087,000)
Income tax expenses (benefits) applicable to China operations	1,128,000	271,000	(1,551,000)
Effective tax rate for China operations (as a percent)	(15.20%)	(1.10%)	1.50%
Loss from the change in fair value of investor option liability	46,972,000	(21,064,000)
Statutory EIT rate (as a percent)	25.00%	25.00%	25.00%
Net operating loss carryforwards	168,300,000	199,200,000
Composition of income tax expenses for China operations
Deferred tax expenses (benefits)	866,000	271,000	(1,551,000)
Current income tax expenses	262,000
Income tax expenses (benefits)	1,128,000	271,000	(1,551,000)
Reconciliation of the differences between statutory tax rate and the effective tax rate for China operations
Permanent differences (as a percent)	3.00%	0.60%	3.20%
Change in valuation allowance (as a percent)	6.80%	23.30%	23.30%
Effective tax rate for China operations (as a percent)	(15.20%)	(1.10%)	1.50%
Tax holiday effect	0
Deferred tax assets:
Net operating loss carry forwards	42,096,000	49,800,000
Less: valuation allowance	(42,065,000)	(48,577,000)
Net deferred tax assets	31,000	1,223,000
Including - Current deferred tax assets	18,000	744,000
Non-current deferred tax assets	13,000	479,000
Deferred tax liabilities:
Acquired intangible assets	873,000	768,000
Total deferred tax liabilities	873,000	768,000
Historical rate for valuing deferred tax assets (as a percent)	25.00%
Operating loss carryforwards provided with valuation allowance		194,400,000
Operating loss carryforwards expected to be utilized prior to expiration		4,800,000
Hong Kong
Components of loss before income taxes
Statutory EIT rate (as a percent)	16.50%
Net operating loss carryforwards	2,100,000
China
Components of loss before income taxes
Statutory EIT rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)	10.00%
Maximum percentage of withholding income tax on dividends distributed by subsidiaries to its immediate holding entity in Hong Kong	5.00%
Percentage of ownership interests held by foreign investors	25.00%
Percentage of withholding income tax on dividends distributed by PRC subsidiaries to its immediate holding company in Hong Kong	5.00%
China | Software enterprise
Components of loss before income taxes
Period of special tax holidays								2 years
Reduction in preferential tax rate (as a percent)								50.00%
Preferential statutory rate (as a percent)								12.50%
Period of reduced preferential income tax rate								3 years
Non- China
Components of loss before income taxes
Loss from the change in fair value of investor option liability	$ 47,000,000